Income Tax - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Income Tax Assets (Liabilities) [Abstract]
Deferred income tax liabilities, beginning of the year	$ (51,108)	$ (47,917)
Deferred income tax expense recognized	(8,475)	(5,606)
Foreign exchange impact	245	2,415
Deferred income tax liabilities, end of the year	$ (59,338)	$ (51,108)